AB International Value Fund

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Industrials – 19.1%
Aerospace & Defense – 6.2%
Airbus SE(a)	14,241	$2,467,727
BAE Systems PLC	85,900	1,536,026
Melrose Industries PLC	267,189	2,168,934

		6,172,687

Air Freight & Logistics – 0.9%
SG Holdings Co., Ltd.(b)	88,900	905,879

Construction & Engineering – 3.4%
Shimizu Corp.(b)	201,300	1,856,171
Vinci SA	13,348	1,535,657

		3,391,828

Electrical Equipment – 0.6%
Fuji Electric Co., Ltd.	13,700	610,919

Machinery – 6.4%
Amada Co., Ltd.	81,200	777,021
CNH Industrial NV	113,086	1,456,548
Kawasaki Heavy Industries Ltd.	24,500	1,236,358
Techtronic Industries Co., Ltd. - Class H	97,500	1,364,484
Toyota Industries Corp.	17,200	1,494,746

		6,329,157

Passenger Airlines – 1.6%
Ryanair Holdings PLC (Sponsored ADR)(b)	31,693	1,538,061

		18,948,531

Financials – 16.1%
Banks – 11.2%
ABN AMRO Bank NV	87,370	1,656,700
Banco Bilbao Vizcaya Argentaria SA	125,580	1,664,693
Danske Bank A/S	47,326	1,591,725
Erste Group Bank AG	27,022	1,815,072
NatWest Group PLC	317,032	1,921,207
Resona Holdings, Inc.	314,300	2,459,170

		11,108,567

Insurance – 4.9%
ASR Nederland NV	27,175	1,441,966
AXA SA	54,153	2,117,293
Prudential PLC	136,709	1,258,590

		4,817,849

		15,926,416

Health Care – 11.8%
Health Care Equipment & Supplies – 1.4%
Siemens Healthineers AG	24,936	1,393,802

Health Care Providers & Services – 1.8%
Fresenius SE & Co. KGaA	45,392	1,814,816

Pharmaceuticals – 8.6%
GSK PLC	64,925	1,197,992

Company	Shares	U.S. $ Value

Haleon PLC	437,017	$2,200,738
Merck KGaA	9,567	1,358,557
Roche Holding AG	11,397	3,795,543

		8,552,830

		11,761,448

Consumer Discretionary – 10.5%
Automobiles – 2.6%
Honda Motor Co., Ltd.	138,800	1,291,208
Subaru Corp.(b)	71,500	1,325,626

		2,616,834

Household Durables – 3.7%
Persimmon PLC	47,520	723,848
Sony Group Corp.(b)	119,400	2,986,945

		3,710,793

Specialty Retail – 2.8%
Industria de Diseno Textil SA	35,147	1,888,698
JD Sports Fashion PLC	846,906	836,702

		2,725,400

Textiles, Apparel & Luxury Goods – 1.4%
Burberry Group PLC(a)	98,767	1,358,629

		10,411,656

Materials – 8.0%
Chemicals – 3.6%
Arkema SA	15,714	1,293,559
Kuraray Co., Ltd.	79,100	995,239
Tosoh Corp.(b)	94,200	1,287,253

		3,576,051

Construction Materials – 2.2%
CRH PLC	21,185	2,171,886

Metals & Mining – 2.2%
Endeavour Mining PLC	42,747	835,197
Lundin Mining Corp.	171,984	1,377,774

		2,212,971

		7,960,908

Consumer Staples – 7.9%
Beverages – 3.2%
Coca-Cola Europacific Partners PLC	21,495	1,854,158
Heineken NV	15,586	1,316,576

		3,170,734

Consumer Staples Distribution & Retail – 2.4%
Koninklijke Ahold Delhaize NV	68,145	2,401,346

Food Products – 2.3%
Nestle SA (REG)	23,282	2,247,494

		7,819,574

Company	Shares	U.S. $ Value

Energy – 7.8%
Energy Equipment & Services – 4.9%
Shell PLC	98,137	$3,293,549
Vallourec SACA	81,603	1,597,023

		4,890,572

Oil, Gas & Consumable Fuels – 2.9%
Cameco Corp.	33,169	1,460,422
Repsol SA	109,812	1,398,690

		2,859,112

		7,749,684

Information Technology – 6.0%
Semiconductors & Semiconductor Equipment – 4.9%
NXP Semiconductors NV	5,311	1,144,999
Taiwan Semiconductor Manufacturing Co., Ltd.	57,500	1,753,807
Tokyo Electron Ltd.	13,000	1,943,969

		4,842,775

Technology Hardware, Storage & Peripherals – 1.1%
Samsung Electronics Co., Ltd.	29,180	1,091,926

		5,934,701

Communication Services – 5.5%
Diversified Telecommunication Services – 5.5%
Deutsche Telekom AG (REG)	75,393	2,720,728
Koninklijke KPN NV	353,369	1,349,009
Telstra Group Ltd.(b)	545,307	1,408,315

		5,478,052

Utilities – 3.1%
Electric Utilities – 3.1%
EDP SA	467,767	1,507,061
Enel SpA	210,687	1,542,866

		3,049,927

Real Estate – 2.5%
Diversified REITs – 1.0%
Merlin Properties Socimi SA(a)	86,200	929,321

Real Estate Management & Development – 1.5%
Mitsui Fudosan Co., Ltd.	174,100	1,514,525

		2,443,846

Total Common Stocks (cost $81,494,984)		97,484,743

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(c) (d) (e) (cost $1,186,052)	1,186,052	1,186,052

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $82,681,036)		$98,670,795

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 6.4%
Investment Companies – 6.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(c) (d) (e) (cost $6,302,745)	6,302,745	6,302,745

Total Investments – 105.9% (cost $88,983,781)(f)		104,973,540
Other assets less liabilities – (5.9)%		(5,847,448)

Net Assets – 100.0%		$99,126,092

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	GBP	848	USD	1,032	03/13/2025	$(34,617)
Bank of America NA	USD	5,971	AUD	9,639	04/09/2025	12,051
Bank of America NA	USD	3,507	CHF	3,104	05/09/2025	(42,251)
Bank of America NA	USD	1,160	SGD	1,566	05/09/2025	2,734
Bank of America NA	TWD	52,591	USD	1,611	05/23/2025	9,897
Barclays Capital, Inc.	USD	3,002	SEK	33,244	04/16/2025	93,473
Barclays Capital, Inc.	USD	98	KRW	143,731	04/17/2025	222
Citibank NA	USD	1,188	JPY	178,845	04/24/2025	7,136
Morgan Stanley Capital Services, Inc.	CAD	3,650	USD	2,510	04/11/2025	(16,917)
Morgan Stanley Capital Services, Inc.	KRW	1,565,112	USD	1,070	04/17/2025	(2,987)
Morgan Stanley Capital Services, Inc.	EUR	10,085	USD	10,628	05/09/2025	130,493
State Street Bank & Trust Co.	GBP	502	USD	632	03/13/2025	868
State Street Bank & Trust Co.	GBP	455	USD	559	03/13/2025	(12,951)
State Street Bank & Trust Co.	USD	1,996	GBP	1,606	03/13/2025	23,817
State Street Bank & Trust Co.	USD	252	GBP	199	03/13/2025	(1,798)
State Street Bank & Trust Co.	USD	182	TRY	6,782	03/19/2025	1,065
State Street Bank & Trust Co.	AUD	393	USD	250	04/09/2025	6,254
State Street Bank & Trust Co.	USD	700	ILS	2,484	04/09/2025	(11,369)
State Street Bank & Trust Co.	CAD	583	USD	409	04/11/2025	5,093
State Street Bank & Trust Co.	USD	241	CAD	343	04/11/2025	(3,700)
State Street Bank & Trust Co.	USD	788	NOK	8,993	04/16/2025	10,609
State Street Bank & Trust Co.	HKD	9,262	USD	1,192	04/24/2025	(172)
State Street Bank & Trust Co.	JPY	116,502	USD	783	04/24/2025	4,440
State Street Bank & Trust Co.	JPY	39,673	USD	263	04/24/2025	(1,649)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	455	JPY	68,114	04/24/2025	$542
State Street Bank & Trust Co.	USD	674	JPY	100,185	04/24/2025	(4,509)
State Street Bank & Trust Co.	EUR	644	USD	675	05/09/2025	4,447
State Street Bank & Trust Co.	USD	433	EUR	414	05/09/2025	(1,747)

						$178,474

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,642,977 and gross unrealized depreciation of investments was $(3,474,744), resulting in net unrealized appreciation of $16,168,233.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

February 28, 2025 (unaudited)

21.0%	Japan
14.7%	United Kingdom
9.1%	France
8.3%	United States
8.3%	Netherlands
7.4%	Germany
6.1%	Switzerland
6.0%	Spain
3.1%	Italy
2.7%	Hong Kong
1.8%	Austria
1.8%	Taiwan
1.6%	Denmark
6.9%	Other
1.2%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.5% or less in the following: Australia, Canada, Chile, Portugal and South Korea.

AB International Value Fund

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Industrials	$2,994,609	$15,953,922	$—	$18,948,531
Financials	—	15,926,416	—	15,926,416
Health Care	—	11,761,448	—	11,761,448

Investments in Securities:	Level 1	Level 2		Level 3	Total
Consumer Discretionary	$—	$10,411,656		$—	$10,411,656
Materials	3,549,660	4,411,248		—	7,960,908
Consumer Staples	4,255,504	3,564,070		—	7,819,574
Energy	1,460,422	6,289,262		—	7,749,684
Information Technology	1,144,999	4,789,702		—	5,934,701
Communication Services	—	5,478,052		—	5,478,052
Utilities	—	3,049,927		—	3,049,927
Real Estate	—	2,443,846		—	2,443,846
Short-Term Investments	1,186,052	—		—	1,186,052
Investments of Cash Collateral for
Securities Loaned in Affiliated Money
Market Fund	6,302,745	—		—	6,302,745

Total Investments in Securities	20,893,991	84,079,549	(a)	—	104,973,540
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	313,141		—	313,141
Liabilities:
Forward Currency Exchange Contracts	—	(134,667)		—	(134,667)

Total	$20,893,991	$84,258,023		$—	$105,152,014

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money
Market Portfolio	$2,138	$6,922	$7,874	$1,186	$14
AB Government Money
Market Portfolio*	195	19,898	13,790	6,303	35
Total	$2,333	$26,820	$21,664	$7,489	$49

*	Investments of cash collateral for securities lending transactions.